FINANCIAL INSTRUMENTS AND RISK MANAGEMENT DISCLOSURE: Schedule of Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2018
Tables/Schedules
Schedule of Financial Instruments

Year ended March 31,	2018		2017
	Carrying value	Fair value	Carrying value	Fair value
	in 000'$	in 000'$	in 000'$	in 000'$
Financial assets
Cash (level 1)	7,520	7,520	159	159
Other receivable (level 2)	100	100	132	132
Investment, investment in associate and convertible note receivable (level 3)	2,331	2,331	700	700
Investment, available for sale (level 1)	19	52	35,366	58,913
Financial liabilities
Accounts payable and accrued liabilities (level 3)	127	127	109	109
Unsecured notes payable (level 3)	250	250	181	181
Warrant liability (Level 3)	24	24	20	20